Other receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other receivables
Sales tax recoverable	$ 367,480	$ 209,550
Interest receivable	156	15,511
Other receivables	7,042	3,703
Other receivables Net	$ 374,678	$ 228,764